Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Additional paid-in capital	Treasury shares	Retained earnings	Total U.S. Cellular shareholders' equity	Noncontrolling interests
Beginning balance at Dec. 31, 2016	$ 3,645	$ 88	$ 1,522	$ (136)	$ 2,160	$ 3,634	$ 11
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to U.S. Cellular shareholders	12				12	12
Net income attributable to noncontrolling interests classified as equity	3					0	3
Incentive and compensation plans	1			16	(15)	1
Stock-based compensation awards	30		30			30
Distributions to noncontrolling interests	(4)					0	(4)
Ending balance at Dec. 31, 2017	3,687	88	1,552	(120)	2,157	3,677	10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change	176				175	175	1
Net income attributable to U.S. Cellular shareholders	150				150	150
Net income attributable to noncontrolling interests classified as equity	2					0	2
Incentive and compensation plans	18		1	55	(38)	18
Stock-based compensation awards	37		37			37
Distributions to noncontrolling interests	(3)					0	(3)
Ending balance at Dec. 31, 2018	4,067	88	1,590	(65)	2,444	4,057	10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change	2				2	2
Net income attributable to U.S. Cellular shareholders	127				127	127
Net income attributable to noncontrolling interests classified as equity	6					0	6
Repurchase of Common Shares	(21)			(21)		(21)
Incentive and compensation plans	(9)		(2)	16	(23)	(9)
Stock-based compensation awards	41		41			41
Distributions to noncontrolling interests	(3)					0	(3)
Ending balance at Dec. 31, 2019	$ 4,210	$ 88	$ 1,629	$ (70)	$ 2,550	$ 4,197	$ 13